                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                               (File No. 33-____)

                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No.__
                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               (File No. 811-____)

                                Amendment No. __
                        (Check appropriate box or boxes.)

                           AMERICAN EAGLE FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

            1550 UTICA AVENUE SOUTH, SUITE 950, MINNEAPOLIS, MN 55416
               (Address of Principal Executive Offices)    (Zip Code)

                                 (612) 541-0677
              (Registrant's Telephone Number, including Area Code)

                                 JAMES R. JUNDT
            1550 UTICA AVENUE SOUTH, SUITE 950, MINNEAPOLIS, MN 55416
                    (Name and Address of Agent for Service)

                                   COPIES TO:

        James E. Nicholson                    Matthew L. Thompson                 P. Graham van der Leeuw
       Faegre & Benson LLP                   Faegre & Benson LLP                   Faegre & Benson LLP
90 South Seventh Street, Suite 2200   90 South Seventh Street, Suite 2200   90 South Seventh Street, Suite 2200
   Minneapolis, Minnesota 55402          Minneapolis, Minnesota 55402          Minneapolis, Minnesota 55402

     It is proposed that this filing will become effective (check appropriate box):
     / /      Immediately upon filing pursuant to paragraph (b) of Rule 485
     / /      On [date] pursuant to paragraph (b) of Rule 485
     / /      60 days after filing pursuant to paragraph (a)(1) of Rule 485
     / /      On [date] pursuant to paragraph (a)(1) of Rule 485
     / /      75 days after filing pursuant to paragraph (a)(2) of Rule 485
     / /      on [date] pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:
     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Approximate date of proposed public offering: As soon as practicable following the effective date of this registration statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of shares of common stock under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the

Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                           AMERICAN EAGLE FUNDS, INC.

                       REGISTRATION STATEMENT ON FORM N-1A

                   EXPLANATORY NOTE TO REGISTRATION STATEMENT

          American Eagle Funds, Inc. (the "Registrant") currently is authorized to issue its shares in two series, as follows:

               Series A - American Eagle Capital Appreciation Fund ("Capital
                     Appreciation Fund");
               Series B - American Eagle Twenty Fund ("Twenty Fund");


          Part A consists of one prospectus for Capital Appreciation Fund and Twenty Fund.

          Part B consists of one Statement of Additional Information ("SAI") for Capital Appreciation Fund and Twenty Fund.

                           AMERICAN EAGLE FUNDS, INC.


                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART A


                                   PROSPECTUS

                 SEARCHING TODAY FOR THE GENIUSES OF TOMORROW -SM-
                    AMERICAN EAGLE CAPITAL APPRECIATION FUND
                           AMERICAN EAGLE TWENTY FUND

                                   PROSPECTUS

                                __________, 1999

          AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    THE FUNDS

          The American Eagle Capital Appreciation Fund (Capital Appreciation
Fund) and American Eagle Twenty Fund (Twenty Fund) are professionally managed mutual funds. An investor in any fund becomes a shareholder of that fund.

          BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

                               RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

          Each fund's investment objective is capital appreciation. A fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any fund will meet its investment objective.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

          The funds' investment adviser seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in stocks of comparable foreign companies. The investment adviser employs a fundamental bottom up "growth" style approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or for the potential for dividends. In normal market conditions, the funds' investment adviser will manage each of the funds as follows:

          - CAPITAL APPRECIATION FUND maintains a core portfolio of long positions in 30 to 50 stocks of primarily American growth companies without regard to their size. The fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect against adverse market price changes and to generate additional investment returns.

          - TWENTY FUND maintains a more concentrated portfolio of long positions in approximately 20 stocks of primarily American growth companies without regard to their size. The fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect against adverse market price changes and to generate additional investment returns.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

          Your fund investment will be subject to various risks. YOUR INVESTMENT WILL NOT BE A BANK DEPOSIT AND WILL NOT BE INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. Some of the more important risks of the funds are summarized below.

          - GENERAL INVESTMENT RISK AND RISK OF OWNING EQUITY SECURITIES. Mutual funds do not always meet their investment objectives. Common stocks, the primary investment of each fund, tend to be more volatile than other investment choices. The value of a fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a fund's portfolio could also decrease if the stock market goes down. If the value of a fund's portfolio decreases, a fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any fund is that its NAV could go down, and you could lose money.

          - RISK OF OWNING SMALLER AND MEDIUM SIZE COMPANY STOCKS. Investments in stocks of smaller and medium size companies may fluctuate more sharply than those of larger, more established companies and, therefore, may expose the funds to greater price volatility.

          - RISK OF BEING NON-DIVERSIFIED. A non-diversified fund may hold larger positions in a smaller number of issuers than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a fund's NAV and total return.

          - RISK OF EMPLOYING "LEVERAGE." A fund that borrows money to purchase additional investment securities (a practice known as "leverage") increases such fund's market exposure and its risk. When a fund is "leveraged" and its investments increase or decrease in value, the fund's NAV will normally increase or decrease more than if it had not been leveraged. In addition, the interest the fund must pay on borrowed money will reduce any gains or increase any losses.

          - RISK OF INVESTING IN OPTIONS AND FUTURES CONTRACTS. Each fund may buy and sell put and call options and futures contracts (and related options) to protect against changes in NAV and to attempt to realize additional investment returns. These techniques involve additional risks, and there is no guarantee that the funds will be able to utilize them for their intended purposes. Their use may involve risks similar to the use of leverage.

          - RISK OF SELLING SECURITIES SHORT. When a security is sold "short", the fund borrows the security sold and must replace the borrowed security at a specified future date. If the value of the security goes down between the sale date and the scheduled replacement date, the fund makes a profit. If the value of the security goes up between such dates, the fund incurs a loss. Moreover, the fund cannot be assured that it will be able to close out a short sale position at any particular time or at an acceptable price.

WHO SHOULD AND SHOULD NOT INVEST IN THE FUNDS?

          The funds are designed for long-term investors who can bear the risks that such an investment entails. Investors looking for current income or short-swing market gains should not invest in the funds.

                                FEES AND EXPENSES

          The following tables describe the fees and expenses that you may pay if you buy and hold fund shares.

                                                                                                   CAPITAL
                                                                                                 APPRECIATION   TWENTY FUND
                                                                                                     FUND
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases                                                   None           None
(as a percentage of offering price)...........................................................
  Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or                         None           None
  redemption proceeds, whichever is lower)....................................................
  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees.............................................................................      1.30%          1.30%
  Distribution and/or Service (12b-1) Fees....................................................       None           None
  Other Expenses **...........................................................................      5.66%          5.66%
  Total Annual Fund Operating Expenses........................................................      6.96%*         6.96%*

-----------

* EXPENSE REIMBURSEMENTS. The fund's investment adviser may reimburse certain fund operating expenses. The investment adviser expects to reimburse total operating expenses charged to each fund in the amount of approximately 4.71% of net assets for the fiscal years ending December 31, 1999 and December 31, 2000. Total annual operating expenses for each fund, after the investment adviser's reimbursement, is expected to be 2.25% for the fiscal years ending December 31, 1999 and December 31, 2000. The investment adviser may continue, discontinue or change reimbursements at any time in its sole discretion.

** Other Expenses are based on estimated amounts for the current fiscal year, before reimbursements.

EXAMPLE: We provide this example to help you compare the cost of investing in fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each fund's shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR     3 YEARS
                                                               ------     -------
Capital Appreciation Fund.................................       $689        $___
Twenty Fund...............................................      $2027        $___

     THE EXAMPLE DOES NOT REFLECT THE POTENTIAL REIMBURSEMENT OF CERTAIN OPERATING EXPENSES BY THE INVESTMENT ADVISER AS DESCRIBED UNDER EXPENSE REIMBURSEMENT ABOVE.

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE OF EACH FUND

          Each fund's investment objective is capital appreciation. As with any mutual fund, the funds cannot assure you that their investment objective will be achieved. Generation of current income is not an objective. The funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the funds.

          A fund may not change its investment objective without the approval of the fund's shareholders.

INVESTMENT STRATEGIES

          In pursuing its investment objective, each fund employs its own investment strategy and policies. An investment in each fund, therefore, involves different risks.

          - CAPITAL APPRECIATION FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the fund emphasizes a core portfolio of long positions in 30 to 50 stocks of primarily American growth companies, without regard to their size. The fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk.

          - TWENTY FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of long positions in approximately 20 stocks of primarily American growth companies, without regard to their size. The fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk.

          Jundt Associates, Inc. (the "Investment Adviser"), each fund's investment adviser, seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in domestically traded stocks of comparable foreign companies. In normal market conditions, at least 65% of each fund's assets must be invested in equity investments. For each of the funds, the Investment Adviser seeks companies it believes offer significant potential for growth in revenue and earnings. The Investment Adviser believes that such companies offer investors the greatest potential for long-term capital appreciation. The Investment Adviser employs a fundamental "bottom up" approach to identify such companies. In other words, the Investment Adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or the potential for dividends.

          A fund's cash level (including similar investments in short-term debt instruments) may temporarily increase without limitation when the Investment Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities. In other words, the funds do not always remain fully invested in accordance with their primary strategies. When this occurs, the funds temporarily may not pursue their primary strategies in that they may not participate in market advances or declines to the same extent that they would have done if they had remained more fully invested in stocks.

          The funds generally intend to purchase securities for long-term investment. To a limited extent, however, a fund may purchase securities in anticipation of relatively short-term gains. In addition, each fund, to a limited extent, may sell securities short, which are short-term transactions. Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. The Investment Adviser makes changes in each fund's portfolio whenever the Investment Adviser believes such changes are desirable.

          A fund's "portfolio turnover rate" measures the degree of change in the makeup of the fund's investment portfolio. A smaller, more rapidly growing fund (such as Capital Appreciation Fund and Twenty Fund) generally will experience higher portfolio turnover because new investments in the fund are being invested in portfolio securities by the Investment Adviser.

In addition, options and futures contracts, which each fund may employ to protect against declines in market prices and to pursue additional income, typically produce higher portfolio turnover rates. Each fund's portfolio turnover rates are expected to be quite high from time to time. High portfolio turnover rates may subject the funds to additional transaction costs and may also result in faster realization of taxable capital gains.

          Each fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of such restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.

          In addition to the investments described above and in the following sections, each fund may to a more limited extent invest in other types of securities, including but not limited to: investment grade debt securities and, to a more limited extent, non-investment grade debt securities; repurchase agreements; zero coupon debt securities; and options. The funds may also engage in various other practices, such as securities lending. These instruments and practices and their related risks are described in the Statement of Additional Information.

OVERALL RISKS OF INVESTING IN THE FUNDS

          GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a fund's portfolio could also decrease if the stock market goes down. If the value of a fund's portfolio decreases, a fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any fund is that its NAV could go down, and you could lose money.

          DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, neither fund may invest more than 25% of its assets in any one issuer (excluding U.S. Government securities). Additionally, 50% of each such fund's assets must be fully diversified. This means that no one issuer (excluding the U.S. Government) in the fully diversified half of the portfolio may account for more than 5% of the fund's total assets.

          SECTOR CONCENTRATION. At times, each fund may invest more than 25% of its assets in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. When a fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the fund's performance than if it had not concentrated in that sector.

          YEAR 2000 RISK. Many existing computer programs and systems have been written in such a way that, without modification, they will not properly process and calculate date-related data after December 31, 1999. The funds have been advised by the Investment Adviser and other of the funds' service providers that required system modifications have been completed and that they are able to properly process such data for the funds. However, should any of the funds' service providers experience difficulties in this regard, it could have a material adverse impact on the funds.

          Additionally, the Investment Adviser considers Year 2000 compliance when selecting portfolio holdings. However, there is no guarantee that the information the Investment Adviser receives regarding a company's Year 2000 compliance is completely accurate. If a company in which a fund invests has not satisfactorily addressed Year 2000 issues, the fund's investment performance could suffer.

RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES

          INVESTMENTS IN SMALLER COMPANIES. Each fund may from time to time invest a substantial portion of its assets in securities issued by smaller "emerging" companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

          BORROWING AND LEVERAGE. Each fund may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases such fund's market exposure and risk. When a fund is "leveraged" and its investments increase or decrease in value, the fund's net asset value will normally increase or decrease more than if it had not leveraged its assets. In addition, the interest the fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on the Investment Adviser's ability to predict market movements correctly. The amount of money borrowed by a fund for leverage may not exceed one-third of the fund's total assets (including the amount borrowed).

          OPTIONS AND FUTURES. Each fund may buy and sell call and put options and futures contracts and related options to hedge (protect) against changes in the prices of portfolio opportunities. Each fund may also employ such techniques to attempt to realize additional investment returns. There is no guarantee that the funds will be able to utilize them effectively for their intended purposes. Options and futures contracts involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.

          If a fund purchases a put option on a security, the fund acquires the right to sell the underlying security at a specified price at any time during the term of the option. If the fund purchases a call option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. Each fund also may write "covered" call options, giving such funds the obligation to sell to the option buyer the underlying security at a specified price at any time during the term of the option. The call option is "covered" because the fund must own or have the right to acquire the security underlying the option.

          If a fund sells a financial "futures" contract on an index, the fund becomes obligated to deliver the value of the index at a specific future time for a specified price. If a fund buys a financial futures contract on an index, the fund becomes obligated to take delivery of the value of the index at a specific future time at a specific price. An option on a futures contract gives the buyer the right to buy from or sell to the seller a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

          Successful use of futures contracts and related options depends greatly on the Investment Adviser's ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a fund to increased risk of loss. In addition, changes in the price of futures contracts or options may not correlate perfectly with the changes in the market value of the securities the Investment Adviser is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.

          Other risks arise from a fund's potential inability to close out futures contracts or options positions. Each fund will enter into options or futures contracts transactions only if the Investment Adviser believes that a liquid secondary market exists for such options or futures contracts. However, there is no guarantee that the fund will be able to effect "closing transactions" at any particular time or at an acceptable price.

          Each fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISKS SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, each fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

          SHORT SALES. The Investment Adviser may sell a security short on behalf of each fund when it anticipates that the price of the security will decline. In such cases, the fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of the borrowed security goes down between the sale date and the scheduled replacement date, the fund makes a profit. If the value of the security goes up between such dates, the fund incurs a loss. Moreover, there is no guarantee that the fund will be able to close out the position at a particular time or at an acceptable price. All short sales must be fully secured by other securities (primarily U.S. Government securities). Further, neither fund may sell securities short if, immediately after the sale, the value of all securities sold short by the fund exceeds 25% of the fund's total assets. In addition, each fund limits short sales of any one issuer's securities to 5% of the fund's total assets and to 5% of any one class of the issuer's securities.

                             MANAGEMENT OF THE FUNDS

          The Investment Adviser serves as each fund's investment adviser and, as such, is responsible for managing each fund's investment portfolio.

          The Investment Adviser employs a team approach in managing the funds' portfolios. All investment decisions are made by one or both of the firm's portfolio managers: James R. Jundt (Chairman and Chief Executive Officer of the Investment Adviser) and Marcus E. Jundt (Vice Chairman of the Investment Adviser).

          - JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded the Investment Adviser. He has served as Chairman of the Board of American Eagle Funds, Inc. since 1999, Jundt Funds, Inc. since 1995, and Jundt Growth Fund, Inc. since 1991. Mr. Jundt has approximately 35 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each fund's distributor.

          - MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of the Investment Adviser since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. He has served as a President of American Eagle Funds, Inc., Jundt Funds, Inc., and Jundt Growth Fund, Inc. since 1999 and has been the President of U.S. Growth Investments, Inc since 1997. Mr. Jundt has served as a portfolio manager of Jundt Funds, Inc. since 1995 and Jundt Growth Fund since 1992. Mr. Jundt has approximately 12 years of investment and related experience. Mr. Jundt also serves as a director of a private company.

          Each fund pays the Investment Adviser advisory fees of 1.30% per year of such fund's average daily net assets.

          Each fund also engages various other service providers, as set forth under "Firms that Provide Services to the Funds" below.

                             HOW TO BUY FUND SHARES

GENERAL INFORMATION

          You may purchase fund shares on any day the New York Stock Exchange
(NYSE) is open for business (generally, every week day other than customary national holidays).

          DETERMINATION OF NAV. If you purchase fund shares, you pay the next-determined net asset value (NAV) of such shares. NAV generally is calculated once daily as of 15 minutes after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the fund's assets, minus its portion of the fund's liabilities. The most significant asset of each fund is such fund's investments. Each fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, such investments are valued at their "fair value" as determined by or under the supervision of the funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in such securities.

          MINIMUM INVESTMENTS. The minimum initial investment in fund shares is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the funds for more information.

          OPENING AN ACCOUNT. You may open an account with and purchase fund shares from the funds' distributor, U.S. Growth Investments (by contacting the funds by mail or phone, as set forth below).

          - PURCHASES BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable fund, to: American Eagle Funds, Inc., [______________________ (for regular mail) or ____________________] (for overnight delivery). YOU MAY NOT PURCHASE SHARES WITH A THIRD PARTY CHECK.

          - PURCHASES BY TELEPHONE. Call [1-800_________] to obtain an account number and instructions (including instructions for wire transferring your investment to the fund's bank account). You must then promptly complete the attached application and mail it to the fund (at the address set forth under "Purchases By Mail").

          You may also open and account with and purchase fund shares from [firms that have selling agreements with U.S. Growth Investments]. You may be charged an additional fee at the time you purchase or redeem fund shares through a broker or agent. U.S. Growth Investments currently imposes no such fees (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments.

          AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments of at least $50 through each fund's Automatic Investment Plan. For additional information, call your broker or the funds.

          RETIREMENT INVESTING. You may establish a fund account as an Individual Retirement Account (IRA). You also may be able to purchase fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the funds for more information and application forms.

                          HOW TO SELL YOUR FUND SHARES

          You normally may sell (redeem) your fund shares on any business day at their next-determined NAV. The funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear. The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.

          You may not redeem your fund shares on any day that the NYSE is closed (normally, weekends and customary national holidays). The funds also may suspend your right of redemption if permitted by applicable laws and rules that are designed to protect fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the funds to determine their net asset values or to sell their investments in an orderly manner).

          If redemptions cause any of your fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the fund notifies you in writing, the fund may close your account and mail you a check for your account balance.

          SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

          -    you request to redeem more than $50,000 worth of shares;

          - you have changed your account registration or address within the last 30 days;

          - you request the check be mailed to a different address than the one on your account;

          - you request the check be made payable to someone other than the account owner; or

          - you request the redemption or exchange proceeds be transferred to an account with a different registration.

          You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

          EXCHANGE PRIVILEGE. Except as provided below, you may exchange some or all of your fund shares for shares of equal value of another fund. The minimum amount which you may exchange is $1,000. The funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.

          EXPEDITED TELEPHONE REDEMPTIONS. The funds currently offer certain expedited redemption procedures. If you are redeeming shares worth at least $1,000 but not more than $25,000, you may redeem by calling the funds at [1-800-___-____]. You must have completed the relevant section of your account application before the telephone request is received. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire transfer to the bank designated on your account application. The funds' transfer agent charges a fee for wire transfers.

          Your broker may allow you to effect an expedited redemption of fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the fund on your behalf.

          MONTHLY CASH WITHDRAWAL PLAN. If you own fund shares valued at $10,000 or more, you may open a Withdrawal Plan and have a designated amount of money paid monthly to you or another person. Contact the funds for additional information.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

          Substantially all of each fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional fund shares. If you do not indicate a choice, your distributions will be reinvested in additional fund shares.

TAXES

          Distributions from the fund to you are taxable (unless you are exempt from taxes). Distributions to you from a fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your fund shares. Although the Investment Adviser will endeavor to have as great a portion as possible of each fund's distributions qualify as long-term capital gains, the composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately. A portion of a fund's dividends may qualify for the dividends received deduction for corporations. A fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"

          On the date of a distribution by a fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying fund shares at or near the time of a large distribution.

          THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                      AMERICAN EAGLE FUNDS APPLICATION FORM
                 QUESTIONS: CALL THE FUNDS AT [1-800-_________]

I wish to establish or revise my account in the funds checked below in accordance with these instructions, the terms and conditions of this form and the current prospectus of the funds, a copy of which I have received.

INSTRUCTIONS:  1) Please complete  Sections A through G, as applicable.  Be sure to sign the certifications in Section G. ALL SHAREHOLDERS MUST SIGN THE APPLICATION FORM EXACTLY AS THEIR NAMES APPEAR IN SECTION A. BE SURE ALL JOINT TENANTS SIGN. ONLY THE CUSTODIAN FOR A MINOR MUST SIGN. FIDUCIARIES AND OFFICERS OF CORPORATIONS OR OTHER ORGANIZATIONS SHOULD INDICATE THEIR CAPACITY OR TITLE.
               2) Please send this completed form and your check
                  payable to each fund in which you are investing to:
                  AMERICAN EAGLE FUNDS, [_________________________.]
               3) If you wish to invest by telephone, call your investment dealer/adviser or the funds at 1-800-________. The funds will assign a new account number to you. Then instruct your commercial bank to wire transfer "Federal Funds" via the Federal Reserve System to: [______________________, ABA #______________; FOR CREDIT OF: [NAME OF FUND]; ACCOUNT NO.:
                  ____________; ACCOUNT NUMBER: [ASSIGNED BY TELEPHONE].]
                  See "How to Buy Fund Shares" in the Prospectus for order effectiveness and further information.

-------------------------------------------------------------------------------------------------------------------
A.  ACCOUNT
REGISTRATION          / /  Individual
                                     ------------------------------------------------------------------------------
                                       First Name               Middle                Last Name   Social Security #
1.  NAME              / /  Joint Investor*
                                     -----------------------------------------------------------------------------
                                         First Name             Middle                Last Name   Social Security #

                      *The account will be registered "Joint tenants with rights of survivorship" unless otherwise specified.

                      / /  Trust Account
                                     -----------------------------------------------------------------------------
                                                            Name of Trust                   Tax  Identification #

                                     -----------------------------------------------------------------------------
                                            Date of Trust         Trustee(s)

                      / /  Corporation, Partnership or Other Entity
                                                                   ------------------------------------------------
                                                                     Type of Entity            Tax Identification #

                      ---------------------------------------------------------------------------------------------
                      Name of Entity

                      / /  Transfer/Gift to Minors
                                                 ------------------------------------------------------------------
                                                 Custodian's Name (one name only)       Minor's State of Residence

                                                 -------------------------------------------------------------------
                                                 Minor's Name                           Minor's Social Security #

2.  ADDRESS                                                                     (    )
                ----------------------------------------------------------------------------------------------------
                      Address/Apt. No.                                         Area Code      Business Telephone

                                                                                (    )
                -----------------------------------------------------------------------------------------------------
                      City                      State       Zip Code           Area Code      Home Telephone


                ------------------------------------------
                      E-mail Address (if any)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

B.  INITIAL       The minimum initial investment is $1,000.  NOTE:  THE FUNDS WILL NOT ACCEPT THIRD PARTY CHECKS.
INVESTMENT

-    Choose one dividend and capital gains distribution option for each fund. IF
     NO ELECTION IS MADE, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS WILL
     AUTOMATICALLY BE REINVESTED. Indicate whether cash distributions should be sent by check to your address of record or deposited directly in your bank account.
                  / / Deposit directly into my bank account. ATTACHED IS A
                      VOIDED CHECK OR A SAVINGS DEPOSIT FORM SHOWING THE BANK
                      ACCOUNT WHERE I WOULD LIKE YOU TO DEPOSIT DIVIDENDS AND
                      DISTRIBUTIONS.
                                    / /  Savings              / /  Checking
                  / / Mail check to my address listed in Section A.

                                                                                            DIVIDENDS AND
                                                       AMOUNT YOU ARE                       DISTRIBUTIONS
FUND NAME                                                 INVESTING             REINVESTED                IN CASH

/ /  American Eagle Capital Appreciation Fund         $                              / /                   / /

/ /  American Eagle Twenty Fund                       $                              / /                   / /

-------------------------------------------------------------------------------------------------------------------

C.  DEALER
INFORMATION
                      ---------------------------------------------------------------------------------------------
                      Name of Broker-Dealer                 Name of Representative      Representative's Phone #


                      ---------------------------------------------------------------------------------------------
                      Branch Office Address                     Branch ID#              Representative's ID #

-------------------------------------------------------------------------------------------------------------------

D. AUTOMATIC   / / Please arrange with my bank to invest the amount indicated
INVESTMENT         below ($50 minimum) per month in the funds indicated.
PLAN
                   Please charge my bank account on the 5th day (or next
                   business day) of each month. ATTACHED IS A VOIDED CHECK,
                   PHOTOCOPY OF A CHECK OR A SAVINGS DEPOSIT FORM SHOWING THE
                   BANK ACCOUNT ON WHICH THE INVESTMENT IS GOING TO BE DRAWN.

                                 / /  Savings              / /  Checking

-    Choose one dividend and capital gains distribution option for each fund. IF
     NO ELECTION IS MADE, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS WILL
     AUTOMATICALLY BE REINVESTED. Indicate whether cash distributions should be sent by check to your address of record or deposited directly in your bank account.
         / /  Deposit directly into my bank account specified above.
         / /  Mail check to my address listed in Section A.

                                                       AMOUNT YOU WANT                      DIVIDENDS AND
                                                        INVESTED EACH                       DISTRIBUTIONS
FUND NAME                                                   MONTH               REINVESTED                IN CASH

/ /  American Eagle Capital Appreciation Fund         $                              / /                   / /

/ /  American Eagle Twenty Fund                       $                              / /                   / /

-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------

E. TELEPHONE   SEE TERMS AND CONDITIONS FOR TELEPHONE REDEMPTIONS UNDER "HOW TO
REDEMPTION     REDEEM FUND SHARES -- EXPEDITED REDEMPTIONS
PRIVILEGE      -- EXPEDITED TELEPHONE REDEMPTION" IN THE PROSPECTUS.  Please indicated by checking the box below if you want the Telephone Redemption Privilege:

              / /  I hereby elect the Telephone Redemption Privilege. I WILL INDEMNIFY AND HOLD HARMLESS
                   THE TRANSFER AGENT, THE DISTRIBUTOR AND THE FUNDS FROM AND AGAINST ALL LOSSES, CLAIMS,
                   EXPENSES AND LIABILITIES THAT MAY ARISE OUT OF, OR BE IN ANY WAY CONNECTED WITH, A
                   REDEMPTION OF SHARES UNDER THIS EXPEDITED REDEMPTION PROCEDURE.  Proceeds will be mailed to my address of record or wired to the bank account designated below.
                   ATTACHED IS A VOIDED CHECK, PHOTOCOPY OF A CHECK OR A SAVINGS DEPOSIT FORM SHOWING THE
                   BANK ACCOUNT TO WHICH PROCEEDS OF $1,000 OR MORE MAY BE WIRED IF REQUESTED.
                   / /  Savings              / /  Checking

-------------------------------------------------------------------------------------------------------------------

F.  MONTHLY
WITHDRAWAL    / /  Please send a check for the amounts specified below on the 20th day (or preceding business day) of each month (minimum $100) from the funds indicated below. This service is available only for accounts with balances of $10,000 or more. A contingent deferred sales charge may apply to redemptions of shares. Refer to "How to Redeem Fund
                   Shares" in the prospectus.

                   FUND NAME                                      AMOUNT OF MONTHLY
                                                                       WITHDRAWAL

              / /  American Eagle Opportunity Fund                   $
                                                                      ---------------
              / /  American Eagle Twenty Fund                        $
                                                                      ---------------

-------------------------------------------------------------------------------------------------------------------


G.  SIGNATURE
AND
CERTIFICATION
Substitute Form W-9
                              AMERICAN EAGLE FUNDS

                                 SIGNATURE CARD AND                         ---------------------------------------
                    TAXPAYER IDENTIFICATION NUMBER CERTIFICATION            Account Number (to be completed by Fund)
-------------------------------------------------------------------------------------------------------------------

PART 1

                -----------------------------------
                Name                 PLEASE PRINT
                                                                                          --------------------------
                                                                                          Social Security Number
                                                                   REQUIRED  -->                     or

                                                                                          --------------------------
                                                                                          Tax Identification Number
NOTE:  If the account is in more than one name, give the
       actual owner of the account or the first name listed           NOTE: If UGMA/UTMA, provide minor's Social
       on the account and that person's Social Security                     Security or Tax Identification Number
       Number or Tax Identification Number.

Tax Residency:  / /  U.S.           / /  Other:
                                               ---------------
                  (If you are not a U.S. tax resident,
                  please attach Form W-8 to this
                  application.)


-------------------------------------------------------------------------------------------------------------------

PART II        Are you an organization that meets the Internal Revenue
               Service ("IRS") definition of an exempt payee (I.E., corporations, the United States and its agencies, a state, etc., qualify as exempt but individuals DO NOT qualify as exempt)?
                                                                    Yes / / No / /

-------------------------------------------------------------------------------------------------------------------

CERTIFICATION:  UNDER PENALTIES OF PERJURY, I CERTIFY THAT:

(1)      THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER; AND

(2)      I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I HAVE NOT BEEN
         NOTIFIED BY THE IRS THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT
         OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS
         NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.

CERTIFICATION  INSTRUCTIONS:  You must cross out item (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.
I hereby certify that I have received a current Prospectus, agree to be bound by its terms, and that I am empowered and duly authorized to execute and carry out the terms of this Application Form and to purchase and hold the shares  subscribed for thereby, and further certify that this Application Form has been duly and validly executed on behalf of the person or entity listed above and constitutes a legal and binding obligation of such person or entity. I hereby acknowledge that it is my obligation to notify my investment representative (at the time of investment)
about my eligibility for any of the special purchase plans detailed in the Prospectus.  Absent such notification, none of such plans will automatically be applied to any investment in Fund shares, and I have waived my eligibility for all applicable plans.
THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.
------------------------------------------------------------------------------------------------------------------------------
PLEASE                                                                      REQUIRED
SIGN HERE            Signature -->                                                         Date -->
------------------------------------------------------------------------------------------------------------------------------
JOINT
INVESTORS            Signature -->                                                         Date -->
            ------------------------------------------------------------------------------------------------------------------
PLEASE
SIGN HERE            Signature -->                                                         Date -->
------------------------------------------------------------------------------------------------------------------------------

         Please be sure to have all joint shareholders sign this card.
-------------------------------------------------------------------------------------------------------------------

NOTE:  THIS SIGNED PAGE MUST ACCOMPANY THE PREVIOUS PAGE OF APPLICATION FORM


                      FIRMS THAT PROVIDE SERVICES TO THE FUNDS

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416

                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416

                                  ADMINISTRATOR



                                 TRANSFER AGENT



                                    CUSTODIAN



                              INDEPENDENT AUDITORS
                                    KPMG LLP
                               4200 Norwest Center
                          Minneapolis, Minnesota 55402

                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                               2200 Norwest Center
                          Minneapolis, Minnesota 55402

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

         The funds' annual and semi-annual shareholder reports include additional information about each fund's investments and about market conditions and investment strategies that significantly affected each fund's performance during the covered period. The funds' Statement of Additional Information contains further information about each fund and is incorporated into this Prospectus by reference.

         You may make shareholder inquiries or obtain a free copy of the funds' most recent annual and semi-annual shareholder report or the funds' current Statement of Additional Information by:

         -     CALLING THE FUNDS at [1-800-___-____]; or

         - WRITING THE FUNDS at 1550 Utica Avenue South, Suite 950, Minneapolis, MN 55416.

         You may review or copy (for normal copying fees) information about the funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-6009. Reports and other information about the funds are also available free on the SEC's Internet site at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                      PAGE
                                                                      -----
THE FUNDS............................................................
RISK/RETURN SUMMARY..................................................
FEES AND EXPENSES....................................................
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS...........................
MANAGEMENT OF THE FUNDS..............................................
HOW TO BUY FUND SHARES...............................................
HOW TO SELL YOUR FUND SHARES.........................................
DISTRIBUTIONS AND TAXES..............................................
FIRMS THAT PROVIDE SERVICES TO THE FUNDS.............................
ADDITIONAL INFORMATION ABOUT THE FUNDS...............................

         IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF _______, 1999 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

         Investment Company Act File No. [_____________________].

                           AMERICAN EAGLE FUNDS, INC.


                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                    AMERICAN EAGLE CAPITAL APPRECIATION FUND
                           AMERICAN EAGLE TWENTY FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                [1-800-___-____]

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED _________, 1999

          The American Eagle Capital Appreciation Fund ("Capital Appreciation Fund") and American Eagle Twenty Fund ("Twenty Fund") (collectively, the "funds") are professionally managed open-end management investment companies (commonly known as a mutual funds). Investors in each fund become fund shareholders. Each fund is a separately managed series of American Eagle Funds, Inc.

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the funds' applicable Prospectus, dated _________, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call the funds at [1-800-___-____] or your investment executive.

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
Investment Policies............................................................
Investment Restrictions........................................................
Taxes..........................................................................
Advisory, Administrative and Distribution Agreements...........................
Special Purchase Plans.........................................................
Monthly Cash Withdrawal Plan...................................................
Determination of Net Asset Value...............................................
Calculation of Performance Data................................................
Directors and Officers.........................................................
Counsel and Auditors...........................................................
General Information............................................................
Financial and Other Information................................................

          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AMERICAN EAGLE FUNDS, INC. OR THE FUNDS' INVESTMENT ADVISER OR DISTRIBUTOR. NEITHER THIS STATEMENT OF ADDITIONAL INFORMATION NOR THE PROSPECTUS CONSTITUTES AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS STATEMENT OF ADDITIONAL INFORMATION NOR ANY SALE MADE HEREUNDER (OR UNDER THE PROSPECTUS) SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                               INVESTMENT POLICIES

          Capital Appreciation Fund and Twenty Fund are each a "non-diversified" series of American Eagle Funds, Inc., an open-end management investment company. Each fund's investment objective and principal investment policies and strategies are set forth in the Prospectus. The following information is intended to supplement the Prospectus disclosures.

OPTIONS

          Each fund may purchase and sell put and call options on its portfolio securities to protect against changes in market prices and to generate additional investment returns. There is no assurance that the use of put and call options will achieve these desired objectives, and the use of put and call options could result in losses.

          CALL OPTIONS. Each fund may sell covered call options on its securities and on securities indices to realize a greater current return, through the receipt of premiums, than it would realize on its securities alone. A call option gives the holder the right to purchase, and obligates the seller to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the seller, at all times while obligated as a seller, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to immediately acquire such securities. In addition to covered call options, each fund may also sell uncovered (or "naked") call options; however, SEC rules require that the funds segregate assets on their books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call.

          In return for the premiums received when it sells a covered call option, a fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the fund realizes a gain or loss equal to the difference between the fund's cost for the underlying security and the proceeds of sale (exercise price minus commission) plus the amount of the premium.

          A fund may terminate a call option that it has sold before it expires by entering into a closing purchase transaction. The fund may enter into closing transactions in order to free itself to sell the underlying security or to sell another call option on the security, realize a profit or loss on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the fund.

          PUT OPTIONS. Each fund may sell covered put options in order to enhance its current return. A put option gives the holder the right to sell, and obligates the seller to buy, a security, or the notional value of an index, at the exercise price at any time before the expiration date. A put option is "covered" if the seller segregates permissible collateral equal to the price to be paid if the option is exercised.

          In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

          A fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

          PURCHASING PUT AND CALL OPTIONS. Each fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the fund, as the holder of the option, may sell the underlying security or index at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs that the fund must pay. These costs will reduce any profit the fund might have realized had it sold the underlying security instead of buying the put option.

          Each fund may purchase call options to hedge against an increase in the price of securities that the fund ultimately wants to buy and to enhance its current return. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security (or an index representative of the underlying security) at the exercise price regardless of any increase in the underlying security's or index's market price. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

          RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Jundt Associates, Inc., each fund's investment adviser (the "Investment Adviser"), will not forecast market movements correctly, that a fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.

          An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Investment Adviser believes it is inadvisable to do so.

          Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the funds' use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the funds and other clients of the Investment Adviser may be considered such a group. These position limits may restrict a fund's ability to purchase or sell options on particular securities.

          Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

SPECIAL EXPIRATION PRICE OPTIONS

          Each fund may purchase over-the-counter ("OTC") put and call options with respect to specified securities ("special expiration price options") pursuant to which the fund in effect may create a custom index relating to a particular industry or sector that the Investment Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the option is exercised. Brokerage commissions and other transaction costs will reduce a fund's profits if a special expiration price option is exercised. A fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets.

FUTURES CONTRACTS

          INDEX FUTURES CONTRACTS AND OPTIONS. Each fund may buy and sell index futures contracts and related options for hedging purposes and to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

          The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the fund will gain $400 (100 units x gain of $4). If a fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the fund will lose $200 (100 units x loss of $2).

          Positions in index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts.

          In order to hedge its investments successfully using futures contracts and related options, a fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in the Investment Adviser's judgment, have a significant correlation with movements in the prices of the fund's securities.

          Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

          As an alternative to purchasing and selling call and put options on index futures contracts, each fund may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the seller undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

          A fund may purchase or sell options on stock indices in order to close out outstanding positions in options on stock indices which it has purchased or may allow such options to expire unexercised.

          Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

          MARGIN PAYMENTS. When a fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of the initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the fund upon termination of the contract, assuming the fund satisfies its contractual obligations.

          Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a fund sells a futures contract and the price of the underlying index rises above the delivery price, the fund's position declines in value. The fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the fund's future position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

          When a fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

          Consistent with the rules and regulations of the Commodity Futures Trading Commission exempting each fund from regulation as a "commodity pool," each fund will not purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on the fund's existing futures contracts and related options positions and premiums paid for options on futures contracts entered into for other than bona fide hedging purposes would exceed 5% of the fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

          LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although each fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures contract position at such time and, in the event of adverse price movements, a fund would continue to be required to make daily variation margin payments. However, in the event financial futures contracts are used to hedge portfolio securities, such securities will not generally be sold until the financial futures contracts can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures contracts.

          The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although each fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a fund would have to exercise the options in order to realize any profit.

          HEDGING RISKS. There are several risks in connection with the use by a fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the fund's securities which are the subject of the hedge. The Investment Adviser will attempt to reduce the risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the fund's portfolio securities sought to be hedged.

          Successful use of futures contracts and options by a fund for hedging purposes is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where a fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. All participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures contracts markets. Further, the margin requirements in the futures contracts markets are less onerous than margin requirements in the securities markets in general, and as a result the futures contracts markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures contracts markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Investment Adviser may not result in a successful hedging transaction over a short time period.

          Each fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. Such use of futures contracts involves risk similar to the use of leverage. Within applicable regulatory limits (which require that each fund segregate securities and other assets on its books and records with a value equal to the value of all long futures contracts positions, less margin deposits), each fund can be subject to the same degree of market risk as if approximately twice its net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but may result in substantial additional losses in falling markets.

          OTHER RISKS. Each fund will incur brokerage fees in connection with its futures contracts and options transactions. In addition, while futures contracts and options on futures contracts may be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a fund may benefit from the use of futures contracts and related options, unanticipated changes in market movements may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures contract position and the portfolio position which is intended to be protected, the desired protection may not be obtained and a fund may be exposed to risk of loss.

FOREIGN SECURITIES

          Each fund may invest up to 25% of its total assets in securities of foreign issuers. Each fund may only purchase foreign securities that are represented by American Depository Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. Interest or dividend payments on such securities may be subject to foreign withholding taxes. The funds' investments in foreign securities involve considerations and risks not typically associated with investments in securities of domestic companies, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

DEBT SECURITIES

          In normal market conditions, each fund may invest up to 35% of its total assets in "investment grade" debt securities. However, when the Investment Adviser believes that a defensive investment posture is warranted, each fund may invest without limitation in investment grade debt securities. Debt securities are "investment grade" if they are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if they are unrated, if the Investment Adviser believes that they are comparable in quality. Securities rated Baa or BBB (and similar unrated securities) lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A fund will not necessarily dispose of an investment if, after its purchase, its rating slips below investment grade. However, the Investment Adviser will monitor such investments closely and will sell such investments if the Investment Adviser at any time believes that it is in the fund's best interests. Each fund may also invest in non-investment grade "convertible" debt securities. See "Convertible Securities."

CONVERTIBLE SECURITIES

          Each fund may invest in convertible securities. A convertible security (a bond or preferred stock) may be converted at a stated price within a specified period of time into a certain number of common shares of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income from common stocks but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuer's common stock. Each fund may invest in non-investment grade convertible debt securities. Such securities (sometimes referred to as "junk bonds") are considered speculative and may be in poor credit standing or even in default as to payments of principal or interest. Moreover, such securities generally are less liquid than investment grade debt securities.

INDEXED SECURITIES

          Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

          Each fund may enter into repurchase agreements. A repurchase agreement is a contract under which a fund acquires securities for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such securities at a fixed time and price (representing the fund's cost plus interest). Each fund presently intends to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Board of Directors and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a fund which are collateralized by the securities subject to repurchase. The Investment Adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of sale are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a fund may incur delay and costs in selling the underlying securities or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LEVERAGE

          Each fund may borrow money to purchase additional portfolio securities. Leveraging a fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a fund's shares and in the yield on the fund's portfolio. Although the principal of such borrowings will be fixed, the fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of the fund's investments will be borne entirely by the fund's shareholders (and not by those persons providing the leverage to the fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the fund were not so leveraged. Leveraging will create an interest expense for the fund, which can exceed the investment return (if any) from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest the fund will have to pay, the fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the fund will be less than if leveraging were not used.

REVERSE REPURCHASE AGREEMENTS

          In connection with its leveraging activities, each fund may enter into reverse repurchase agreements, in which a fund sells securities and agrees to repurchase them at a mutually agreed date and time. A reverse repurchase agreement may be viewed as a borrowing by the fund, secured by the securities which are the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the fund's counterparty, the fund would be unable to recover the securities which are the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the fund under the agreement prior to such insolvency or bankruptcy is less than the value of the securities subject to the agreement, or that the fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING

          Each fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and regain the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the fund loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the fund. In addition, it is anticipated that the fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

          Before a fund enters into a loan, the Investment Adviser considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The funds will not lend portfolio securities to borrowers affiliated with the funds.

SHORT SALES

          Each fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the fund must borrow the security to make delivery to the buyer. The fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A fund also will incur transaction costs in effecting short sales.

          A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will generally realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund may be required to pay in connection with the short sale. An increase in the value of the security sold short by the fund over the price at which it was sold short will result in a loss to the fund, and there can be no assurance that the fund will be able to close out the position at any particular time or at an acceptable price.

ZERO-COUPON DEBT SECURITIES

          Zero-coupon securities in which each fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a mutual fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

          When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the principal and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

          Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

                             INVESTMENT RESTRICTIONS

          Each fund has adopted certain FUNDAMENTAL INVESTMENT RESTRICTIONS that may not be changed except by a vote of shareholders owning a "majority of the outstanding voting securities" of the fund, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). Under the Investment Company Act, a "majority of the outstanding voting securities" means the affirmative vote of the lesser of: (a) more than 50% of the outstanding shares of the fund; or (b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. In addition, each fund has adopted certain NON-FUNDAMENTAL INVESTMENT RESTRICTIONS that may be changed by the fund's Board of Directors without the approval of the fund's shareholders.

CAPITAL APPRECIATION FUND AND TWENTY FUND

FUNDAMENTAL INVESTMENT RESTRICTIONS

          Neither Capital Appreciation Fund nor Twenty Fund may:

                    1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries); HOWEVER, each fund may invest more than 25% of its assets in one or more market sectors which may be made up of companies in a number of related industries;

                    2. Borrow money, except from banks for temporary or emergency purposes or as required in connection with otherwise permissible leverage activities (as described elsewhere in the funds' Prospectus and in this Statement of Additional Information), and then only in an amount not in excess of one-third of the value of the fund's total assets;

                    3. Purchase or sell commodities or commodity contracts, except as required in connection with otherwise permissible options, futures contracts and commodity activities (as described elsewhere in the funds' Prospectus and in this Statement of Additional Information);

                    4. Make loans of its assets to other parties, including loans of its securities (although it may, subject to the other restrictions or policies stated in the funds' Prospectus and in this Statement of Additional Information, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan), in excess of one-third of its total assets;

                    5. Issue senior securities, as defined in the Investment Company Act, except as required in connection with otherwise permissible options, futures contracts and leverage activities (as described elsewhere in the funds' Prospectus and in this Statement of Additional Information);

                    6. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein; or

                    7. Underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling certain of its portfolio securities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

          Neither Capital Appreciation Fund nor Twenty Fund may:

                    1. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required to secure otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

                    2. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

                    3. Make investments for the purpose of exercising control or management;

                    4. Invest more than 15% of its net assets in illiquid securities; or

                    5.    Purchase equity securities in private placements.

                                      * * *

          With respect to each of the foregoing fundamental and non-fundamental investment restrictions involving a percentage of a fund's assets, if a percentage restriction or limitation is adhered to at the time of an investment or sale (other than a maturity) of a security, a later increase or decrease in such percentage resulting from a change of values or net assets will not be considered a violation thereof.

                                      TAXES

          Each fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year.

          As a regulated investment company, each fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders, provided it distributes at least 90% of its "investment company taxable income" (as that term is defined in the Code) to fund shareholders in each taxable year. However, if for any taxable year a fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the fund's current or accumulated earnings and profits.

          Each fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each fund must distribute: (a) at least 98% of its taxable ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the fund so elects); and (c) any portion (not taxed to the fund) of the respective balances from the prior year. To the extent possible, each fund intends to make sufficient distributions to avoid this 4% excise tax.

          Each fund, or the shareholder's broker with respect to the fund, is required to withhold federal income tax at a rate of 31% of dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish the fund with a correct taxpayer identification number ("TIN") or to certify that he or she is exempt from such withholding, or if the Internal Revenue Service notifies the fund or broker that the shareholder has provided the fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder's federal income tax return. An individual's TIN is his or her social security number.

          Each fund may write, purchase or sell options or futures contracts. Generally, options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year, I.E., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Gain or loss from transactions in options and futures contracts that are subject to the "marked to market" rule will be 60% long-term and 40% short-term capital gain or loss. However, a fund may be eligible to make a special election under which certain "Section 1256 contracts" would not be subject to the "marked to market" rule.

          Code Section 1092, which applies to certain "straddles," may affect the taxation of each fund's transactions in options and futures contracts. Under
Section 1092, a fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures contracts.

              ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

INVESTMENT ADVISORY AGREEMENT

          Jundt Associates, Inc. (the "Investment Adviser"), 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416, serves as each fund's investment adviser. James R. Jundt serves as Chairman of the Board and Chief Executive Officer of the Investment Adviser and owns 95% of its stock. A trust benefiting Mr. Jundt's children and grandchildren owns the remaining 5% of the Investment Adviser's stock. The Investment Adviser was incorporated in December 1982.

          The Investment Adviser has been retained as each fund's investment adviser pursuant to investment advisory agreements between the Investment Adviser and each fund (the "Investment Advisory Agreements"). Under the terms of the Investment Advisory Agreements, the Investment Adviser furnishes continuing investment supervision to each fund and is responsible for the management of each fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

          The Investment Adviser furnishes office space, equipment and personnel to each fund in connection with the performance of its investment management responsibilities. In addition, the Investment Adviser pays the salaries and fees of all officers and directors of each fund who are affiliated persons of the Investment Adviser.

          Each fund pays all other expenses incurred in its operation including, but not limited to, brokerage and commission expenses; interest charges; fees and expenses of legal counsel and independent auditors; the fund's organizational and offering expenses, whether or not advanced by the Investment Adviser; taxes and governmental fees; expenses (including clerical expenses) of issuance, sale or repurchase of the fund's shares; membership fees in trade associations; expenses of registering and making notice filings with respect to shares of the fund for sale under federal and state securities laws; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of regular and special shareholders meetings; expenses of filing reports and other documents with governmental agencies; charges and expenses of the fund's administrator, custodian and registrar, transfer agent and dividend disbursing agent; expenses of disbursing dividends and distributions; compensation of officers, directors and employees who are not affiliated with the Investment Adviser; travel expenses of directors for attendance at meetings of the Board of Directors; insurance expenses; indemnification and other expenses not expressly provided for in the Investment Advisory Agreement; costs of stationery and supplies; and any extraordinary expenses of a non-recurring nature.

          For its services, the Investment Adviser receives from each fund a monthly fee at an annual rate of 1.3% of the fund's average daily net assets.

          The Investment Advisory Agreements continue in effect from year to year, if specifically approved at least annually by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the Investment Company Act) of American Eagle Funds, Inc. or the Investment Adviser ("Independent Directors") at a meeting in person. Each Investment Advisory Agreement may be terminated by either party, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of the fund that is a party thereto, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of its "assignment" (as defined in the Investment Company Act).

PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND PORTFOLIO TURNOVER RATE

          The Investment Adviser is responsible for investment decisions and for executing each fund's portfolio transactions. The funds have no obligation to execute transactions with any particular broker-dealer. The Investment Adviser seeks to obtain the best combination of price and execution for each fund's transactions. However, the funds do not necessarily pay the lowest commission.

          Where best price and execution may be obtained from more than one broker-dealer, the Investment Adviser may purchase and sell securities through broker-dealers that provide research and other valuable information to the Investment Adviser. Such information may be useful to the Investment Adviser in providing services to clients other than the funds.

          Consistent with the rules and regulations of the National Association of Securities Dealers, Inc., the Investment Adviser may, from time to time, consider the distribution of the shares of The Jundt Growth Fund, Inc., Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund, and referrals of investors to investment partnerships managed by the Investment Adviser, when allocating transactions among broker-dealers that otherwise offer best price and execution. The Investment Adviser may also agree from time to time to direct a portion of a client's brokerage transactions to a particular broker-dealer if such broker-dealer is among those that offer best price and execution. Because the Investment Adviser frequently aggregates multiple contemporaneous client purchase or sell orders into a block order for execution, such considerations and directions may influence the Registrant's allocation of brokerage transactions for all client accounts.

          Other clients of the Investment Adviser have investment objectives similar to those of the funds. The Investment Adviser, therefore, may combine the purchase or sale of investments for the funds and its other clients. Such simultaneous transactions may increase the demand for the investments being purchased or the supply of the investments being sold, which may have an adverse effect on price or quantity. The Investment Adviser's policy is to allocate investment opportunities fairly and equitably among the clients involved, including the funds. When two or more clients are purchasing or selling the same security on a given day from or through the same broker-dealer, such transactions are averaged as to price.

          For its clients, the Investment Adviser regularly purchases and receives allocations of new issue stocks. New issue shares consist of both initial public offerings and additional offerings of issues already publicly traded (i.e., secondary offerings). The Investment Adviser's total allocation of such stocks typically is not large enough to permit each of the Investment Adviser's suitable clients to participate in a meaningful way. In such cases, the Investment Adviser will determine which of its client accounts are the most appropriate participants and will allocate any such shares equitably among such clients. The Investment Adviser has a policy to ensure that, over time, each of its clients for which new issue stocks are suitable investments will participate fairly and equitably in allocations of such stocks.

ADMINISTRATION AGREEMENT

          [ADMINISTRATOR (the "Administrator"), ADDRESS, an affiliate of ___________________,] performs various administrative and accounting services for the funds.

          Under the terms of an administration agreement between the Administrator and each fund (the "Administration Agreements"), the Administrator performs or arranges for the performance of the following administrative services to each fund: (a) maintenance and keeping of certain books and records of the fund; (b) preparation or review and filing of certain reports and other documents required by federal, state and other applicable U.S. laws and regulations to maintain the funds' registrations as open-end investment companies; (c) coordination of tax related matters; (d) responses to inquiries from fund shareholders; (e) calculation and dissemination for publication of the net asset value of the fund's shares; (f) oversight and, as the Board of Directors may request, preparation of reports and recommendations to the Board of Directors on the performance of administrative and professional services rendered to the fund by others, including the fund's custodian and any subcustodian, registrar, transfer agency, and dividend disbursing agent, as well as accounting, auditing and other services; (g) provision of competent personnel and administrative offices necessary to perform its services under the Administration Agreement; (h) arrangement for the payment of fund expenses; (i) consultations with fund officers and various service providers in establishing the accounting policies of the fund; (j) preparation of such financial information and reports as may be required by any banks from which the fund borrows funds; and (k) provision of such assistance to the Investment Adviser, the custodian and any subcustodian, and the fund's counsel and auditors as generally may be required to carry on properly the business and operations of the fund.

          The Administrator is obligated, at its expense, to provide office space, facilities, equipment and necessary personnel in connection with its provision of services under the Administration Agreements; however, each fund (in addition to the fees payable to the Administrator under the Administration Agreement, as described below) has agreed to pay reasonable travel expenses of persons who perform administrative, clerical and bookkeeping functions on behalf of the fund. Additionally, the expenses of legal counsel and accounting experts retained by the Administrator, after consulting with the fund's counsel and independent auditors, as may be necessary or appropriate in connection with the Administrator's provision of services to the fund, are deemed expenses of, and shall be paid by, the fund.

          For the services rendered to each fund and the facilities furnished, each fund is obliged to pay the Administrator, [subject to an annual minimum fee of $___,___, a monthly fee at an annual rate of .__% of the first $___ million of the fund's average daily net assets and .___% of the fund's average daily net assets in excess of $___ million.]

          The Administration Agreements will remain in effect unless and until terminated in accordance with their terms. They may be terminated at any time, without the payment of any penalty, by American Eagle Funds, Inc. on 60 days' written notice to the Administrator and by the Administrator on __ days' written notice to American Eagle Funds, Inc. The Administration Agreements terminate automatically in the event of their assignment.

          The principal address of the Administrator is [_____________________.]

DISTRIBUTOR

          Pursuant to Distribution Agreements by and between U.S. Growth Investments, Inc. (the "Distributor"), 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416, and each of the funds (the "Distribution Agreements"), the Distributor serves as the principal underwriter of each fund's shares. Each fund's shares are offered continuously by and through the Distributor. As agent of each fund, the Distributor accepts orders for the purchase and redemption of fund shares. The Distributor may enter into selling agreements with other dealers and financial institutions, pursuant to which such dealers and/or financial institutions also may sell fund shares.


                             SPECIAL PURCHASE PLANS

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN[; SUBACCOUNTING AGENTS]

          ___________________, ______________________, serves as the funds'
transfer agent and dividend disbursing agent. ________________, ____________________________, serves as the funds' custodian. In addition, the funds may compensate certain broker-dealers that sell fund shares for performing various accounting and administrative services with respect to large street-name accounts maintained by such broker-dealers.

          AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares may be purchased through an automatic investment plan. Under such a plan, the investor authorizes a fund to withdraw a specific amount (minimum dollars $50 per withdrawal) from the investor's bank account and to invest such amount in shares of the fund. Such purchases are normally made on the 5th day of each month, or the next business day thereafter. Further information is available from the Distributor.

                          MONTHLY CASH WITHDRAWAL PLAN

          Any investor who owns or buys shares of the funds valued at $10,000 or more at the current offering prices may open a Withdrawal Plan and have a designated sum of money paid monthly to the investor or another person. Shares are deposited in a Withdrawal Plan account and all distributions are reinvested at net asset value in additional shares of the fund to which such distributions relate. Shares in a Withdrawal Plan account are then redeemed at net asset value to make each withdrawal payment. Redemptions for the purpose of withdrawal are made on the 20th day of the month (or on the preceding business day if the 20th day falls on a weekend or is a holiday) at that day's closing net asset value, and checks are mailed on the next business day. Payments will be made to the registered shareholder or to another party if preauthorized by the registered shareholder. As withdrawal payments may include a return on principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. Each fund or the Distributor may terminate or change the terms of the Withdrawal Plan at any time. The Withdrawal Plan is fully voluntary and may be terminated by the shareholder at any time without the imposition of any penalty.

          Since the Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the Withdrawal Plan and the specified amounts to be withdrawn are appropriate in their circumstances. The funds make no recommendations or representations in this regard.

                        DETERMINATION OF NET ASSET VALUE

          The net asset value per share of each fund is determined in accordance with generally accepted accounting principles and applicable SEC rules and regulations.

          The portfolio securities in which each fund invests fluctuate in value, and hence each fund's net asset value per share also fluctuates. The net asset value per share of each fund's shares will be calculated by dividing the fund's net asset value by the number of its shares outstanding.


                         CALCULATION OF PERFORMANCE DATA

          For purposes of quoting and comparing the performance of each fund's shares to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of "average annual total return" or "cumulative total return." Under the rules of the SEC, funds advertising performance must include average annual total return quotations calculated according to the following formula:

                                  P(1+T) = ERV

     Where: P     =   a hypothetical initial payment of $1,000;
            T     =   average annual total return;
            n     =   number of years; and
            ERV   =   ending redeemable value at the end of the period of a
                      hypothetical $1,000 payment made at the beginning of such period.

          This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

          Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             CTR = ( ERV - P ) x 100
                                     -------
                                        P

     Where: CTR   =   Cumulative total return;
            ERV   =   ending redeemable value at the end of the period of a
                      hypothetical $1,000 payment made at the beginning of such
                      period; and
            P     =   initial payment of $1,000.


          This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

          Under each of the above formulas, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication.

          Past performance is not predictive of future performance. All advertisements containing performance data of any kind will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             DIRECTORS AND OFFICERS

          The Board of Directors of American Eagle Funds, Inc. is responsible for the overall management and operation of each fund. The officers of American Eagle Funds, Inc. employed by the Investment Adviser are responsible for the day-to-day operations of the fund under the Board's supervision. Directors and officers of American Eagle Funds, Inc., together with information as to their principal occupations during the past five years, are set forth below.


          NAME AND ADDRESS                     POSITIONS HELD                           PRINCIPAL OCCUPATION DURING
          ----------------                     --------------                       PAST 5 YEARS AND OTHER AFFILIATIONS
                                                                                    -----------------------------------
James R. Jundt (1)(2)                 Chairman of the Board            Chairman of the Board, Chief Executive Officer, Secretary
Age: 58                                                                and portfolio manager of the Investment Adviser since its
Suite 950                                                              inception in 1982. Chairman of the Board and a portfolio
1550 Utica Avenue South                                                manager of American Eagle Funds, Inc. since 1999, Jundt
Minneapolis, MN 55416                                                  Growth Fund, Inc. since 1991 and Jundt Funds, Inc. since
                                                                       1995. President of Jundt Growth Fund, Inc. from 1991 to 1999 and Jundt Funds, Inc. from 1995 to 1999. Chairman of the
                                                                       Board of the Distributor since 1995. Also a trustee of
                                                                       Gonzaga University and a director of three private companies.

John E. Clute                         Director                         Dean and Professor of Law, Gonzaga University School of Law,
Age: 65                                                                since 1991; previously Senior Vice President  Human
1221 West Riverside Avenue                                             Resources and General Counsel, Boise Cascade Corporation
Spokane, WA 99201                                                      (forest products). Director of American Eagle Funds, Inc.
                                                                       since 1999, Jundt Growth Fund, Inc. since 1991 and Jundt
                                                                       Funds, Inc. since 1995. Also a director of Hecla Mining
                                                                       Company (mining) and two private companies.


                                      B-15

Floyd Hall                            Director                         Chairman, President and Chief Executive Officer of K-Mart
Age: 61                                                                Corporation (retailing) since 1995. Chairman and Chief
3100 West Big Beaver Road                                              Executive Officer of The Museum Company (retailing) from
Troy, MI 48084                                                         1989 to 1998 and Alva Replicas Company (manufacturer of
                                                                       statuary and sculpture) from 1989 to 1995; from 1984 to
                                                                       1989, Chairman and Chief Executive Officer of The Grand
                                                                       Union Company (grocery store chain). Director of American
                                                                       Eagle Funds, Inc. since 1999, Jundt Growth Fund, Inc. since
                                                                       1991 and Jundt Funds, Inc. since 1995. Also a director of a private company.

Demetre M. Nicoloff                   Director                         Cardiac and thoracic surgeon, Cardiac Surgical Associates,
Age: 66                                                                P.A., Minneapolis, Minnesota. Director of American Eagle
1492 Hunter Drive                                                      Funds, Inc. since 1999, Jundt Growth Fund, Inc. since 1991
Wayzata, MN 55391                                                      and Jundt Funds, Inc. since 1995. Also a director of Optical
                                                                       Sensors Incorporated (patient monitoring equipment);
                                                                       Micromedics, Inc. (instrument trays, ENT specialty products and fibrin glue applicators); Applied Biometrics, Inc.
                                                                       (cardiac output measuring devices); and Sonometrics, Inc.
                                                                       (ultrasound imaging equipment).

Darrell R. Wells                      Director                         Managing Director, Security Management Company (asset
Age: 57                                                                management firm) in Louisville, Kentucky. Director of
Suite 310                                                              American Eagle Funds, Inc. since 1999, Jundt Growth Fund,
4350 Brownsboro Road,                                                  Inc. since 1991 and Jundt Funds, Inc. since 1995.  Also a
Louisville, KY 40207                                                   director of Churchill Downs Inc. (race track operator) and
                                                                       Citizens Financial Inc. (insurance holding company), as well as several private companies.

Clark W. Jernigan                     Director                         Product Engineering Director, Cirrus Logic, Inc., Crystal
Age: 38                                                                Industrial & Communications Division, Austin, Texas since
1201 Verdant Way                                                       1997; Research Associate Analyst, Alex. Brown & Sons
Austin, TX 78746                                                       Incoporated., New York, New York from 1996 to 1997; Product
                                                                       Development Engineering Manager, Advanced Micro Devices,
                                                                       Inc., Embedded Processor Division, Austin, Texas from June
                                                                       1991 to 1996; Director of the American Eagle Funds, Inc.
                                                                       since 1999.

Marcus E. Jundt                       President                        Vice Chairman of the Investment Adviser since 1992. Research
Age: 34                                                                Analyst, Victoria Investors, New York, New York from 1988 to
Suite 950                                                              1992. Employed by Cargill Investor Services, Inc. from 1987
1550 Utica Avenue South                                                to 1988.  President of American Eagle Funds, Inc., Jundt
Minneapolis, MN 55416                                                  Funds, Inc., and Jundt Growth Fund, Inc. since 1999.
                                                                       Portfolio Manager of Jundt Funds, Inc. since 1995 and Jundt
                                                                       Growth Fund since 1992.  President of U.S. Growth
                                                                       Investments, Inc. since 1997.  Also a director of a private company.

Jon C. Essen, CPA                     Treasurer                        Senior Financial Analyst, Norwest Investment Services, Inc.,
Age: 36                                                                1997 to 1998. Fund Reporting and Control Supervisor,
Suite 950                                                              Voyageur Funds Inc., 1994 to


                                      B-16

1550 Utica Avenue South                                                1997. Treasurer of American Eagle Funds, Inc. since 1999 and
Minneapolis, MN 55416                                                  Treasurer of Jundt Growth Fund, Inc and Jundt Funds, Inc.
                                                                       since 1999.

James E. Nicholson                    Secretary                        Partner with the law firm of Faegre & Benson LLP,
Age: 48                                                                Minneapolis, Minnesota, which has served as general counsel
2200 Norwest Center                                                    to the Investment Adviser, American Eagle Funds, Inc., Jundt
Minneapolis, MN 55402                                                  Growth Fund, Inc., Jundt Funds, Inc. and the Distributor
                                                                       since their inception.  Secretary of American Eagle Funds,
                                                                       Inc. since 1999, Jundt Growth Fund, Inc. since 1991 and
                                                                       Jundt Funds, Inc. since 1995.


-----------

(1) Director who is an "interested person" of each fund, as defined in the Investment Company Act.

(2) "Controlling person" of the Investment Adviser, as defined in the Investment Company Act. Mr. Jundt beneficially owns 95% of the stock of the Investment Adviser. Mr. Jundt also owns 100% of the stock of the Distributor and is, therefore, a controlling person of the Distributor as well.

          Each of the directors of American Eagle Funds, Inc. is also a director of other fund companies managed by the Investment Adviser. American Eagle Funds, Inc., and each of the other fund companies managed by the Investment Adviser, has agreed to pay its pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" of American Eagle Funds, Inc. or any other fund company managed by the Investment Adviser. In the aggregate, the American Eagle Funds, Inc. and the other fund companies have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. No compensation is paid to officers or directors who are "interested persons" of American Eagle Funds, Inc. or the other fund companies managed by the Investment Adviser .

                              COUNSEL AND AUDITORS

          Faegre & Benson LLP, 2200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the funds' general counsel. KPMG LLP, 2200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, has been selected as the funds' independent auditors for the fiscal years ending December 31, 1999 and December 31, 2000.

                               GENERAL INFORMATION

          American Eagle Funds, Inc. was organized as a Minnesota corporation on November 3, 1999. Although American Eagle Funds, Inc. is registered with the Securities and Exchange Commission, the SEC does not supervise their management or investments.

          Shares of each fund generally have the same voting, dividend, liquidation and other rights. Shares of both funds generally vote together (with each share being entitled to one vote) with respect to the Board of Directors, independent auditors and other general matters affecting American Eagle Funds, Inc. Each fund's shares are freely transferable. The Board of Directors may designate additional classes of shares of each fund, each with different sales arrangements and expenses, but has no current intention of doing so. In addition, the Board of Directors may designate additional series of American Eagle Funds, Inc., each to represent a new mutual fund.

          As of ________, ____, James R. Jundt of the Investment Adviser, 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416, was the beneficial owner of 100% of Capital Appreciation Fund and 100% of Twenty Fund shares. Depending on prevailing economic and market conditions, the presence of one or more large beneficial owners in a fund could pose certain risks to the fund and its other shareholders. For example, the presence of such a shareholder could raise liquidity concerns which could require the fund to invest in a manner that may not optimize investment returns. As of the date of this Statement of Additional Information, the Investment Manager does not believe that the presence of any of the aforementioned beneficial owners poses such a risk.

          Under Minnesota law, the Board of Directors has overall responsibility for managing the funds. In doing so, the directors must act in good faith, in the funds' best interests and with ordinary prudence.

          Under Minnesota law, each director of a company, such as American Eagle Funds, Inc., owes certain fiduciary duties to the company and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinary prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes a corporation to eliminate or limit the liability of directors to the corporation or its shareholders for monetary damages for breaches of fiduciary duty as a director. However, a corporation cannot eliminate or limit the liability of a director: (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders; (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, for certain illegal distributions or for violation of certain provisions of Minnesota securities laws; or (c) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of American Eagle Funds, Inc. limits the liability of its directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act (which prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

          Minnesota law does not permit a corporation to eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Further, Minnesota state law does not affect a director's liability under the Securities Act or the Securities Exchange Act of 1934, as amended, both of which are federal statutes. It is also uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act and the rules and regulations thereunder.

          American Eagle Funds, Inc. is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding three percent or more of the voting shares of a company may demand a regular meeting of shareholders of the company by written notice of demand given to the chief executive officer or the chief financial officer of the company. Within 90 days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the company. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding 15 months, in accordance with Section 16(c) under the Investment Company Act, the Board of Directors of American Eagle Funds, Inc. is required to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the company. Additionally, the Investment Company Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

          Upon issuance and sale in accordance with the terms of the Prospectus and Statement of Additional Information, each fund share will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Sell Your Fund Shares" in the Prospectus.

                         FINANCIAL AND OTHER INFORMATION

          The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement of American Eagle Funds, Inc. filed with the SEC under the Securities Act and the Investment Company Act (the "Registration Statement") with respect to the securities offered by the Prospectus and this Statement of Additional Information. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-6009. Reports and other information about the funds are also available free on the SEC's Internet site at http://www.sec.gov.

          Statements contained in the Prospectus or in this Statement of Additional Information as to any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                           AMERICAN EAGLE FUNDS, INC.


                       REGISTRATION STATEMENT ON FORM N-1A


                                     PART C


                                OTHER INFORMATION

                                     PART C
                                OTHER INFORMATION

ITEM 23 -- EXHIBITS

               (a)      Articles of Incorporation
               (b)      Bylaws
               (c)      Not applicable
               (d)(1) American Eagle Capital Appreciation Fund Investment Advisory Agreement
               (d)(2)   American Eagle Twenty Fund Investment Advisory Agreement
               (e)(1) American Eagle Capital Appreciation Fund Distribution Agreement
               (e)(2)   American Eagle Twenty Fund Distribution Agreement
               (f)      Not applicable
               (g)      Custodian Contract
               (h)(1)   Transfer Agency and Service Agreement
               (h)(2)   Administration Agreement
               (i)      Opinion and Consent of Faegre & Benson LLP
               (j)      Consent of KPMG LLP
               (k)      Not applicable
               (l)      Initial Capital Agreement
               (m)      Not applicable
               (n)      Not applicable
               (o)      Code of Ethics
               (p)      Power of Attorney

ITEM 24 -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          See the information set forth under the caption "Management of the Funds" in the accompanying Prospectuses (Part A of this Registration Statement) and under the captions "Advisory, Administrative and Distribution Agreements" and "Directors and Officers" in the accompanying Statements of Additional Information (Part B of this Registration Statement).

ITEM 25 -- INDEMNIFICATION

          The Articles of Incorporation (Exhibit (a)) and Bylaws (Exhibit (b)) of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith; (c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors' conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26 -- BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Information on the business of the Registrant's investment adviser and on the officers and directors of the investment adviser is set forth under the caption "Management of the Funds" in the accompanying Prospectus (Part A of this Registration Statement) and under the captions "Advisory, Administrative and Distribution Agreements" and "Directors and Officers" in the accompanying Statement of Additional Information (Part B of this Registration Statement).

ITEM 27 -- PRINCIPAL UNDERWRITERS

          (a) As set forth in the accompanying Prospectus and Statement of Additional Information, U.S. Growth Investments, Inc. ("U.S. Growth Investments") serves as the principal underwriter of the Registrant's shares of common stock. As of the date of this filing, U.S. Growth Investments also serves as a principal underwriter for Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund, each of which is a series of Jundt Funds, Inc., and for The Jundt Growth Fund, Inc.

          (b) The principal business address of U.S. Growth Investments, and of each director and officer of U.S. Growth Investments, is 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416. The names, positions and offices of the directors and senior officers of U.S. Growth Investments are set forth below.

Name                                      Positions and Offices with Underwriter
----                                      --------------------------------------
James R. Jundt                            Chairman of the Board
Marcus E. Jundt                           President
Jon C. Essen                              Treasurer

          (c) Not applicable.

ITEM 28 -- LOCATION OF ACCOUNTS AND RECORDS

          The custodian of the Registrant is [CUSTODIAN, ADDRESS]. The dividend disbursing agent and transfer agent of the Registrant is [TRANSFER AGENT, ADDRESS]. The fund accounting agent of the Registrant is [ACCOUNTING AGENT, ADDRESS]. Other records will be maintained by the Registrant at its principal offices, which are located at 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416.

ITEM 29 -- MANAGEMENT SERVICES

          Not applicable.

ITEM 30 -- UNDERTAKINGS

          Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the ___ day of _________, 1999.

                                                     AMERICAN EAGLE FUNDS, INC.


                                                     By       /s/ James R. Jundt
                                                        ------------------------
                                                             James R. Jundt
                                                         Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.


Name/Signature                                 Title                                          Date
--------------                                 -----                                          ----

   /s/ James R. Jundt                          Chairman of the Board, President and
---------------------                          Chief Executive Officer                        ________, 1999
James R. Jundt

John E. Clute*                                 Director

Floyd Hall*                                    Director

Demetre M. Nicoloff*                           Director

Darrell R. Wells*                              Director

Clark W. Jernigan*                             Director

*By      /s/ James R. Jundt                                                                  __________, 1999
         ------------------
         James R. Jundt,
        Attorney-in-Fact


                                  EXHIBIT INDEX


       Exhibit             Description
       -------             ------------
         (a)               Articles of Incorporation                            Filed Electronically
         (b)               Bylaws                                               Filed Electronically
         (c)               Not applicable
         (d)(1)            American Eagle Capital Appreciation Fund
                           Investment Advisory Agreement                        Filed Electronically
         (d)(2)            American Eagle Twenty Fund
                           Investment Advisory Agreement                        Filed Electronically
         (e)(1)            American Eagle Capital Appreciation Fund
                           Distribution Agreement                               Filed Electronically
         (e)(2)            American Eagle Twenty Fund
                           Distribution Agreement                               Filed Electronically
         (f)               Not applicable
         (g)               Custodian Contract                                           *
         (h)(1)            Transfer Agency and Service Agreement                        *
         (h)(2)            Administration Agreement                                     *
         (i)               Opinion and Consent of Faegre & Benson LLP           Filed Electronically
         (j)               Consent of KPMG LLP                                  Filed Electronically
         (k)               Not applicable
         (l)               Initial Capital Agreement                            Filed Electronically
         (m)               Not applicable
         (n)               Not applicable
         (o)               Code of Ethics                                       Filed Electronically
         (p)               Power of Attorney                                    Filed Electronically

-----------------------------------------------------------------------------------------------------

*        To Be Filed By Amendment